Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows (in thousands):

	December 31
	2012	2011
Deferred tax assets:
Federal and state net operating loss carryforwards	$62,745	$57,901
Capitalized research and development	22,490	22,541
Federal and state tax credit carryforwards	6,153	6,059
Other	1,200	1,390

Total deferred tax assets	92,588	87,891
Valuation allowance	(92,588)	(87,891)

Net deferred tax assets	$—	$—

Summary of Unrecognized Tax Benefits

The following table summarizes activity related to the Company’s gross unrecognized tax benefits (in thousands):

Total
Balance as of December 31, 2010	$1,543
Increases related to 2011 tax positions	168

Balance as of December 31, 2011	1,711
Increases related to 2012 tax positions	36

Balance as of December 31, 2012	$1,747